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Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046
713 626 1919
www.invescoaim.com
January 8, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Variable Insurance Funds CIK No. 0000896435
Ladies and Gentlemen:
On behalf of AIM Variable Insurance Funds (the “Fund”), attached herewith for filing, pursuant to the provisions of the Securities Act of 1933, as amended, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a joint proxy statement/prospectus to accomplish the following:
•	The title of the securities being registered are Series I and Series II shares of Invesco V.I. Dividend Growth Fund, Invesco V.I. Global Dividend Growth Fund, Invesco V.I. High Yield Fund, Invesco V.I. Income Builder Fund, Invesco V.I. S&P 500 Index Fund, Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Select Dimensions Dividend Growth Fund, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund and Van Kampen V.I. Mid Cap Value Fund, Series I shares of Van Kampen V.I. Global Value Equity Fund, Van Kampen V.I. High Yield Fund, and Van Kampen V.I. Value Fund and Series II shares of Van Kampen V.I. Equity and Income Fund and Van Kampen V.I. International Growth Equity Fund; and

•	Series I and Series II shares of Van Kampen V.I. Capital Growth Fund, Van Kampen V.I. Comstock Fund, Van Kampen V.I. Global Tactical Asset Allocation Fund, Van Kampen V.I. Government Fund, Van Kampen V.I. Growth and Income Fund and Series II shares of Van Kampen V.I. Mid Cap Growth Fund.
Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 713.214.5770.
Very truly yours,
/s/ Melanie Ringold
Melanie Ringold
Counsel